FORM N-CSR/A

   CERTIFIED SHAREHOLDERS REPORT OF REGISTERED MANAGEMENT INESTMENT COMPANIES

Investment Company Act file number                   811-2287

Exact name of registrant as specified in charter     Valley Forge Fund, Inc.

Address of principal executive offices               1375 Anthony Wayne Dr
                                                     Wayne PA  19087

Name and address of agent for service                Bernard B. Klawans
                                                     1375 Anthony Wayne Dr
                                                     Wayne PA  19087

Registrants telephone number, including area code    610-688-6839

Date of fiscal year end:                             12/31/04

Date of reporting period:                            01/01/04 to 06/30/04



The registrant is filing this amendment to its Certified Shareholder Report on Form N-CSR filed with the Securities and Exchange Commission on November 12, 2007 in order to restate certain financial disclosure information about The Valley Forge Fund, Inc. ("the Fund"). Additional information about such restatement is contained in Note 6 to the financial statements of the Fund.

Item 1. Report to Shareholders.

                                                         Valley Forge Fund
                                                         1375 Anthony Wayne Dr.
                                                         Wayne PA 19087
                                                         June 30, 2004

Dear Shareholder:

Your Fund started 2004 at $8.89 per share. Results show that our net asset per share declined slighty to $8.76 representing a decrease in value of 1.46% so far this year ascompared to the Dow Jones Industrial Average that has declin-ed 0.18%.

In the 2003 annual report, a modest sell off in the market was considered with a "best guess" tp occur in the April/May period. This happened about on schedule. In response, your Fund has now invested an additional $800,00 to bring its security holdings to 74% of total asssets.

Alan Greenspan has stated that the current upswing in business has further to go. Your Fund agrees wirh Mr. Greenspan and feels that the market will follow the business expansion to realize a reasonable increase in the Fund's net asset value per share over the next several months.

Financial figures for the six months ended June 30, 2004 are attached.





Respectfully submitted,





Bernard B. Klawans
President

                               VALLEY FORGE FUND
                   SCHEDULE OF INVESTMENTS - JUNE 30, 2004

COMMON STOCKS:                74.2%                  Shares               Value

 Conglomerates                 5.3%
  Time Warner *                                      10,000          $   324,000
  General Electric Corp.                             10,000              179,900
                                                                     ___________
                                                                         499,800
 Manufacturing                19.5%
  Abitibi Consolidated (Canadian)                    60,000              412,800
  Cisco Systems *                                    15,000              355,500
  EMC Corporation *                                  15,000              171,000
  Fedders Corp.                                      20,000               87,000
  General Motors                                     10,000              465,900
  Newell Rubbernaid                                  15,000              351,750
                                                                     ___________
                                                                       1,843,950
 Metals                        7.7%
  Barrick Gold Corp (Canadian)                       20,000              396,400
  Coeur D'Alene Mines *                              13,000               52,910
  IMCO Recycling Inc. *                              21,000              280,734
                                                                     ___________
                                                                       $ 730,044
 Miscellaneous                14.9%
  Alexander & Baldwin Inc.                           10,000              334,500
  Arrow Electronics                                  10,000              268,200
  Duke Energy                                        10,000              202,900
  Federal Argic Mtg Corp. Cl C Non Vtg               10 000              239,000
  Hercules Incorporated *                            30,000              365,700
                                                                     ___________
                                                                       1,410,600
 Retailers                    18.0%
  Home Depot Incorporated                            10,000              352,000
  McDonalds Corp                                     15,000              390,000
  Pep Boys                                           20,000              507,000
  Supervalu Inc.                                     15,000              459,150
                                                                     ___________
                                                                       1,708,150
 Telecommunications            8.8%
  ADC Telecommunications *                           40,000              198,800
  American Telephone & Telegraph Corp. Corp.          5,000               73,150
  Comcast Corp. New Cl A                             20,000              562,000
                                                                     ___________
                                                                         833,950
                                                                     ___________
    Total Common Stocks               (COST $7,726,438)               $7,026,494
                                                                     ___________

SHORT TERM INVESTMENT:        23.1%
  Commerce Bank Certs of Dep 2.23% **                                  2,189,757
                                                                       _________
    Total Short-term Investment       (COST $2,189,767)               $2,189,767
                                                                     ___________
      Total Securities                (COST $9,916,205)                9,216,261
                                                                     ===========

    * Non-income producing during the year     ** Redeemable upon request

   The accompanying footnotes are an integral part of these unaudited financial statements

                              VALLEY FORGE FUND
               STATEMENT OF ASSETS & LIABILITIES - JUNE 30, 2004

Assets: Investments in securities at value (cost $9,916,205)         $9,216,261
  Cash and cash equivalents                                             232,224
  Dividends and interest receivable                                      16,938
                                                                     __________
           Total Assets                                               9,465,423
                                                                     __________

Liabilities:
                                                                     __________
          Total Liabilities                                                   0

Net Assets:                                                          $9,465,423
                                                                     ==========

Composition of Net Assets:  Shares of common stock                   $    1,080
  Paid in capital less par                                           10,111,203
  Undistributed net income                                               53,084
  Net unrealized depreciation of securities                          (  699,944)
                                                                     __________
   Net Assets  (equivalent to $8.76 per share based on 1,080,731
               shares outstading) (Note 4)                           $9,523,509
                                                                     ==========

            STATEMENT OF OPERATIONS - SIX MONTHS ENDED JUNE 30, 2004

Investment Income:  Dividends (net of foreign taxes)                 $   43,845
  Interest                                                               29,271
  Miscellaneous                                                          (2,763)
                                                                     __________
    Total Income:                                                        70,333

Expenses: Investment advisory fee (Note 2)                               47,564
  Non-interested directors' fees and expenses                             1,089
  Other expenses                                                            662
  Printing and mailing expenses                                           2,610
  Registration fees                                                       1,240
  Taxes                                                                   1,350
                                                                     __________
    Total Expenses:                                                      54,515
                                                                     __________
Net Investment Income:                                                   15,818
                                                                     __________
Realized Gain of (Loss) from Investments:
  Net realized gain on investment securities                             (5,895)
  Net decrease in unrealized depreciation on investment securities     (151,408)
                                                                     __________
Net Realized and Unrealized Gain from Investments:                     (157,303)
                                                                     __________
Net Increase (Decrease) in Net Assets Resulting from Operations:     $ (141,485)
                                                                     ==========

    The accompanying notes are an integral part of these unaudited financial statements

                                VALLEY FORGE FUND
    STATEMENT OF CHANGES IN NET ASSETS - SIX MONTHS ENDED JUNE 30, 2004 & 2003

                                                        06/30/04       06/04/03
Increase (Decrease) in Net Assets from Operations:
 Investment income - net                              $   15,818     $   76,239
 Net realized gain (los) from investment transactions     (5,895)        35,580
 Unrealized appreciation (depreciation) of investments  (151,408)       403,024
                                                      __________     __________
   Net Inc.(Decrease) in Net Assets from Operations     (141,485)       514,843

 Distributions to shareholders                                 0              0
 Share transactions (Note 4)                              83,399        181,576
                                                      __________     __________
   Total Increase in Net Assets                          (58,086)       696,419

Net Assets: Beginning of period                       $9,523,509     $7,333,997
                                                      __________     __________
  End of period                                       $9,465,423     $8,030,416
                                                      ==========     ==========


                NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2004

  1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - Organization: The Valley Forge Fund, Inc. (the "Fund"), is a non-diversified open-end management invest-ment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to provide appreciation through investment in common stocks and securities convertible into common stocks. The following summarizes significant accounting policies employed by the Fund.

 Security Valuation: Securities are valued at the last reported sales price or in the case of securities where there is no reported last sale, the closing bid price. Securities for which market quotations are not readily available are valued at their fair values as determined in good faith by or under the super-vision of the Company's Board of Directors in accordance with methods that have been authorized by the Board. Short-term investments with maturities of 60 days or less are valued at amortize which approximates market value.

 Securities Transactions & Investment Income: Security transactions are recorded on the dates transactions are entered into (the trade dates). Realized gains
 & losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is deter-mined on the accrual basis. Discount on fixed income securities is amortized.

 Dividends and Distributions to Shareholders: The Fund records all dividends and distributions payable to shareholders on the ex-dividend date. Permanent book and tax differences relating to shareholder distributions may result in re-classifications to paid in capital and may affect the per-share allocation be-tween net investment income and realized and unrealized gain/loss. Undistribu-ted net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

 Federal Income Taxes: It is the Fund's intention to qualify as a regulated in-vestment company and distribute all of its taxable income. The Fund has com-plied to date with the provisions of the Internal Revenue Code applicable to investment companies and accordingly, no provision for Federal income taxes is required in the financial statements.
                        This is an unaudited financial statement

                                VALLEY FORGE FUND
            NOTES TO FINANCIAL STATEMENTS (Continued) - JUNE 30, 2004

 Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

 Concentration of credit risk: The Company maintains its cash in bank deposit accounts at one financial institution. The balances, at times, may exceed depositor's insurance provided by the applicable guaranty agency.

   2. MANAGEMENT FEE AND TRANSACTIONS WITH AFFILIATES - Under the terms of the investment management agreement, Valley Forge Management Corp. ("the Manager") has agreed to provide the Fund investment management services and be respons-ible for the day to day operations of the Fund. The Manager will receive a fee, payable monthly, for proiding investment advice at anannual rate of 1% based on the average daily assets of the Fund. The fee will be accrued daily and paid monthly. A management fee of $47,564 was paid for the six months ended June 30, 2004.
The Manager also provided transfer agency, portfolio pricing, administration, accounting, financial reporting, tax accounting, and compliance services to the Fund at no charge for the six months ended June 30, 2004. Mr. Bernard Klawans is the sole owner, director and officer of the Manager and is President of the Fund.

  3. INVESTMENT TRANSACTIONS - Purchases and sales of investment securities (excluding short-term securities) for the six months ended June 30, 2004 were $3,222,002 and $586,593 respectively. At the end of this period, net unreal-ized depreciation for Federal income tax purposes aggregated $699,944 of which $542,542 related to unrealized appreciation of securities and $1,242.486 related to unrealized depreciation of securities. The cost of investments at June 30,2004 for Federal income tax purposes was $9,916,205, excluding short-term investments.

  5. CAPITAL SHARE TRANSACTIONS - As of JUNE 30, 2004, there were 10,000,000 shares of $.001 per value capital stock authorized. The total par value and paid-in capital equaled $10,112,283. Transactions in capital stock were as follows for the six months ended:

                                          June 30, 2004         June 30, 2003
                                        Shares     Amount     Shares     Amount
                                       ------------------    ------------------
Shares sold                             51,772 $  459,818     47,068 $  337,178
Shares issued in dividend reinvestment       0          0          0          0
Shares redeemed                        (42,316)  (376,419)   (22,130)  (155,602)
                                       _________________________________________
Net increase (decrease)                  9,456 $   83,399     24,938  $ 181,576
                                       =========================================

5. PROXY VOTING - You may call 1-800-552-1948 or go onto the SEC's web site (http://xxx.sec.gov)to obtain a description of the Fund's voting policies amd procedures.

6. FEDERAL INCOME TAXES - Income and long-term capital gsain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. As of June 30, 2004 the taxable components of distributable earnings were:

               Undistributed ordinary income         $   33,471
               Undistributed long-term capital gain  $   18,693
               Undistributed depreciation            $ (699,944)

                               VALLEY FORGE FUND
        NOTES TO FINANCIAL STATEMENTS (Continued) - JUNE 30, 2004

The tax character of distributions paid during the years ended December 31, 2003 and 2002 were as follows:
                                           2003     2002

        Ordinary income                 $104,992   $172,157
        Long-term capital gain          $ 52,206   $      0


7. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - The Fund's previously issued financial statements omitted disclosures in Note 1 regarding concentration of credit risk.



                                 FINANCIAL HIGHLIGHTS

                                         6 Mon
                                         ended            Year  Ended
                                         06/04            December 31
                                          2004    2003    2002    2001    2000
PER SHARE DATA:
Net Asset Value, Beginning of Year       $ 8.89  $ 7.18  $ 7.98  $ 7.00  $ 7.83

Income from Investment Operations:
 Net investment Income                     0.01    0.12    0.15    0.31    0.36
 Net security realized & unrealized gains (0.14)   1.74   (0.78)   0.99   (0.32)
                                        ________________________________________

  Total Inc {Loss} from Investment Ops    (0.13)   1.86   (0.63)   1.30    0.04

Less Distributions                        (0.00)  <0.15>  (0.17)  (0.32)  (0.87)

Net Asset Value, End of Year               8.76    8.89  $ 7.18  $ 7.98  $ 7.00

Total Return                             (1.46)% 25.91%  (7.89)% 18.57%   0.48%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                   0.58%   1.32%   1.24%   1.26%   1.40%
Net Investment Income                      0.17%   1.31%   2.30%   3.90%   4.30%

SUPPLEMENTAL DATA:
Net Assets, End of Year in Thousands     $ 9,465 $ 9,523 $ 7,334 $ 7,182 $ 6,234
Portfolio Turnover Rate                    6.17%  16.27%  43.10%  75.45%  59.90%






    The accompanying notes are an integral part of these unaudited financial statements

                       BOARD OF DIRECTORS INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors of the Fund are set forth below. The SAI includes additional information about the Fund's Directors, and is available without charge, by calling 1-800-548-1942. Each Director may be contacted ny writing to the director c/o Valley Forge Fund, Inc., P.O. Box 262, Valley Forge, PA 19481.

                        Interested Directors & Officers

 Name, Address      Position     Term  of Office       Principal       Other
   and Age         with  Fund     and Length of        Occupation  Directorships
                                  Time Served        Past 5 Years

Bernard B. Klawans  Director   Elected for One Year   President of      None
    Age 83          President  Served  Since Incep-   Valley Forge
                     of Fund    tion Mar. 15, 1971        Fund

William A. Texter   Director   Elected for One Year   Retired Mgr.       None
    Age 58           of Fund       Served Since       PECO  Energy
                                   Jan 30, 2001

Sandra K. Texter    Treasurer  Elected for One Year   System Analyst     None
    Age 54                        Served  Since           with
                                  Jan. 30,2001        Lockeed Martin

                             Independent Directors

Victor J. Belanger  Director   Elected for One Year   Retired Chief      None
    Age 64                        Served  Since       Financial Off
                                  Aug. 18, 1980       Linearizer Tech

Dr. James P. King   Director   Elected for One Year       President      None
    Age 72                     Served  Since Incep-       Desilube
                                tion  Mar. 15 1971        Tech Inc.

Donald A. Peterson  Director   Elected for One Year   Program  Manager   None
    Age 64                        Served  Since       DRS Technologies
                                  Aug. 15, 1094

"Interested persons" in the Fund as defined in the Investment Company Act of 1940 are Mr. Klawans because of his ownership of the Fund's Investment Adviser and Sandra Texter because she is the daughter of Mr. Klawans. Mr. Texter is an "interested person" because he is the spouse of Mrs.Texter.

Item 2. Code of Ethics.

Item 3. Audit Committee Financial Expert.
The Fund is small and has had a flawless financial record since inception 34 years ago. The current principal executive officer has prepared all financial documents ever issued by the Fund, and has been doing so since the Fund's for-mation. The current Fund auditor is Michael Baranowsky of Sanville & Company, whose reports and communications indicate total satisfacation with the reports he has received. Victor Belanger, retired Chief Financial Officer, Linearizer Technology Inc. in Hamilton NJ is an "independent" member of the Board of Directors of the Valley Forge Fund who has performed several independent audits including those of the Fund's securities held in self custodianship in the past twenty years. He always reported satisfactory findings to the Board of Direct-ors. This 33 year record is believed to be sufficient rational to preclude the need for an Audit Committee or an Audit Committee Financial Expert to monitor future Fund finances unless the Fund should exceed 15 million in total assets.

Items 4-8. (Reserved)

Item 9. Controls and Procedures.
Bernard B. Klawans is the president of the Fund. He handles all financial mat-ters of the Fund and has provided excellent internal control procedures to pro-duce accuracy and safety in all financial matters involving Fund operations. He is also president and owner of the Investment Adviser, the Valley Forge Manage-ment Corporation that has provided the function of Transfer Agent "pro bono" to the Fund. He has provided the additional control of requiring the signatures of either the Treasureer, Sandra Texter or Ellen Klawans that holds no position in the Fund or Adviser as well as his on all checks issued by the Fund.
Auditors have reviewed the Internal Control exercised by the Fund every year since it was installed as a filing requirement by the Securities & Exchange Commission and found it to be satisfactory for a small (less that 15 million dollars in total assets) fund.

Item 10. Exhibits.
   A. Code of Ethics.
      Filed under Item 2 Code of Ethics above

   B. Certification.

I, Bernard B. Klawans certify that:

1. I have prepared this report on Form N-CSR of the Valley Forge Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement, a material fact or omit to state a material fact necessary to make the statement made, in light of the circumstances under which such statements were made, mis-leading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial infor-mation presented, fairly show in all material respects as of, and for the peri-ods included in this report. Cash flow information is not considered pertainent to this document or the registrant;

4. The Fund is small being under 15 million dollars in total assets. Mr. Klawans is the certifying officer of the Fund. The Board, in view of the small size of the Fund determined that the clean operation by him over the past 33 years, the continuing history of certified audits and the auditors satisfaction as stated in their statement of internal control exercised by the Fund, made it unnecessary to have more certifying officers. Mr. Klawans therefore is respons-ible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the re-gistrant and has:
   a) Designed such disclosure controls and procedures to ensure that material information relating to the registrant is made known to him by all others associated with the Fund, particularly during the period which this report is being prepared;
   b) Evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Eveluation Date"); and
   c) Evaluated and believes that the effectiveness of the disclosure controls and procedures produces a satisfactory evaluation of the Fund's financials reported in the audited annual report given above as of the Evaluation Date;

5. The Board of Directors and Mr. Klawans have discused, based on their most recent evaluation, that:
   a) They were satisfied that there were no significant deficiencies in the design or operation of internal controls which could adversly affect the registrrant's ability to record, process, summarize, and report financial data; and
   b) There was no fraud, whether or not material, that involves management or other employees who might have a role in internal controls;

6. The registrant's Board of Directors and Mr. Klawans hereby state in this re-port that there are no changes in internal controls or other factors that signi-ficantly affect internal controls subsequent to the date our most recent evalua-tion, including any corrective actions with regard to significant deficiencies and material weaknesses.

   Date:                                                  06/30/04
                                                      /s/ Bernard B. Klawans
                                                          President

                                SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Invsstment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  Valley Forge Fund, Inc.

By (Signature and Title)                      /s/ Bernard B. Klawans
                                                  Bernard B. Klawans
                                                  President

Date                                              06/30/04